Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

19. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2010, 2011 and 2012 were $2,930,529, $2,801,647 and $2,216,502, respectively.

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2013	$1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465

$5,425,445

(B) Advertising commitments

As of December 31, 2012, the commitments for the advertising contracts signed by the Group were as follows:

2012	$44,153,328

Of the total commitments, $8,583,030 was prepaid as of December 31, 2012.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.